Shareholder Report, Average Annual Return (Details)	6 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended	42 Months Ended	50 Months Ended	54 Months Ended	60 Months Ended	65 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000236584
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Gabelli Global Technology Leaders ETF
C000220758
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Gabelli Commercial Aerospace and Defense ETF
C000220752
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Gabelli Financial Services Opportunities ETF
C000220751
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Gabelli Growth Innovators ETF
C000264100
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Gabelli High Income ETF
C000220756
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Gabelli Love Our Planet & People ETF
C000269470
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Gabelli Opportunities in Live and Sports ETF
C000265130
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Keeley Dividend ETF
Without Sales Load [Member] | C000236584
Average Annual Return [Line Items]
Average Annual Return, Percent	26.68%			40.41%			12.17%
Without Sales Load [Member] | C000220758
Average Annual Return [Line Items]
Average Annual Return, Percent	20.80%			37.15%	27.74%
Without Sales Load [Member] | C000220752
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.70%)			(5.34%)		18.06%
Without Sales Load [Member] | C000220751
Average Annual Return [Line Items]
Average Annual Return, Percent	8.05%			13.69%				8.73%		8.22%
Without Sales Load [Member] | C000264100
Average Annual Return [Line Items]
Average Annual Return, Percent	2.32%		3.58%
Without Sales Load [Member] | C000220756
Average Annual Return [Line Items]
Average Annual Return, Percent	20.61%			35.26%				9.01%	10.62%
Without Sales Load [Member] | C000269470
Average Annual Return [Line Items]
Average Annual Return, Percent	5.56%
Without Sales Load [Member] | C000265130
Average Annual Return [Line Items]
Average Annual Return, Percent	16.32%	16.05%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%			22.32%			12.08%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%			22.32%	22.98%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%			22.32%		18.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%			22.32%				13.41%		14.37%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%		13.25%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%			22.32%				13.41%	15.49%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	10.26%
MSCI USA Consumer Discretionary Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.70%)			8.09%			3.52%
MSCI USA Industrials Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.47%			29.79%			15.43%
MSCI World Aerospace and Defense Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.01%			17.68%	25.47%
S&P 500 Financials Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.18%)			4.05%		14.03%
NASDAQ Composite Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.13%			29.48%				13.40%		13.05%
ICE BofA 1-10 Year BB Cash Pay High Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.83%		3.19%
MSCI USA SRI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.48%			28.11%				13.81%	14.67%
Russell 2500 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.16%	23.95%